Hotchkis and Wiley Funds Large Cap Value Fund	Class I – HWLIX Class A – HWLAX Class C – HWLCX Class R – HWLRX	Summary Prospectus August 27, 2010

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information, annual report to shareholders and semi-annual report to shareholders, online at www.hwcm.com/literature . You can also get this information at no cost by calling 1-866-HW-Funds (1-866-493-8637) or by sending an email request to prospectus@hwcm.com. The Fund’s prospectus is also available from financial intermediaries who are authorized to sell Fund shares.  The Fund’s prospectus and Statement of Additional Information, both dated August 27, 2010, along with the financial statements included in the Fund’s most recent annual report to shareholders dated June 30, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objectives.  The Fund seeks current income and long-term growth of income, as well as capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis and Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About  Class I, Class A, Class C and Class R Shares” beginning on page 27 of the Funds’ prospectus and “Purchase of Shares” beginning on page 34 of the Funds’ statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class I	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00%	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class A	Class C	Class R
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25	1.00	0.50
Other Expenses	0.34	0.34	0.34	0.34
Total Annual Fund Operating Expenses	1.09	1.34	2.09	1.59
Fee Waiver and/or Expense Reimbursement	-0.04	-0.04	-0.04	-0.04
Net Annual Fund Operating Expenses(a)	1.05	1.30	2.05	1.55

(a)
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2011 to ensure that Net Annual Fund Operating Expenses do not exceed certain limits:  Class I – 1.05%, Class A - 1.30%, Class C - 2.05%, Class R - 1.55%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days’ prior notice to the Fund’s shareholders.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the fee waiver/expense reimbursement in effect for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$343	$597	$1,325
Class A	$650	$924	$1,217	$2,050
Class C	$308	$651	$1,120	$2,226
Class R	$158	$498	$862	$1,886

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$343	$597	$1,325
Class A	$650	$924	$1,217	$2,050
Class C	$208	$651	$1,120	$2,226
Class R	$158	$498	$862	$1,886

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy.  The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies. The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. The market capitalization range of the Index changes constantly, but as of June 30, 2010, the range was from $968.0 million to $290.9 billion. Market capitalization is measured at time of initial purchase.  The Fund also invests in stocks with high cash dividends or payout yields relative to the market.  The Fund may also invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate's specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

Principal Investment Risks.  As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.    Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid cap companies.

The Fund may also invest in the securities of mid cap companies. Investment in mid cap companies may involve more risk than investing in larger, more established companies. Mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, a Fund’s investment in a mid cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s applicable benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Recent Developments in Global Credit and Equity Markets Risks. Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios.  These conditions have generated extreme volatility and illiquidity.  This financial crisis has caused a significant decline in the value and liquidity of many securities.

Current market conditions may continue or worsen.  Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Percentage Investment Limitations.  Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Who should invest?
The Fund may be an appropriate investment if you:

•	Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.
•	Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.
•	Want a professionally managed and diversified portfolio.
•
Are willing to accept the risk that the value of your investment may decline substantially or for significant periods of time in order to seek current income and long-term growth of income, as well as capital appreciation.

•	Are prepared to receive taxable dividends.
•	Have a long-term view in excess of three to five years.
•	Are considering this investment as part of a well diversified personal investment portfolio and strategy.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A and Class C shares are subject to sales loads.  Sale loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature (click on “Latest Performance”) or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I, Class A, Class C and Class R shares are June 24, 1987, October 26, 2001, February 4, 2002, and August 28, 2003, respectively.  Performance figures prior to the inception dates of Class A, Class C and Class R shares are based on the historical performance of the original share class (Class I) of the Fund’s predecessor, the Mercury HW Large Cap Value Fund, adjusted to reflect the higher operating expenses of Class A, Class C and Class R shares and the current applicable sales charges of Class A, Class C and Class R shares.

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 25.16% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.62% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2010 was -2.63%.

Average Annual Total Returns
(for the periods ended December 31, 2009)
	1 Year	5 Years	10 Years
Large Cap Value Fund
Return Before Taxes – Class I	34.32%	-5.02%	3.91%
Return After Taxes on Distributions – Class I	33.62	-5.73	3.01
Return After Taxes on Distributions and Sale of Fund Shares – Class I	22.91	-4.05	3.22
Return Before Taxes – Class A	26.93	-6.30	3.12
Return Before Taxes – Class C	31.97	-5.90	2.93
Return Before Taxes – Class R	33.57	-5.52	3.43
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	-0.96
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	28.43	0.79	-0.49
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69	-0.25	2.47

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Management
Investment Advisor.  Hotchkis and Wiley Capital Management, LLC.

Portfolio Managers.  The Fund is managed by an investment team of portfolio managers.  The list below does not include all members of the investment team.

Investment team member	Primary title with Advisor	Started with the Fund
George H. Davis Jr.	CEO and Portfolio manager	1988
Sheldon Lieberman	Portfolio manager	1994
Patricia McKenna	Portfolio manager	1995
Judd Peters	Portfolio manager	1999
Scott McBride	Portfolio manager	2001

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hotchkis and Wiley Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701) or through a broker-dealer or other financial intermediary.  You may also purchase Fund shares by wire transfer.  You may exchange or redeem Fund shares by telephone at 1-866-HW-FUNDS (1-866-493-8637).

The minimum initial investment for Class I shares is $1 million. For Class A, Class C and Class R shares, the minimum initial investment in the Fund is $2,500 for regular accounts and $1,000 for IRAs.  The minimum subsequent investment in the Fund for all share classes is generally $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.